Transactions with related parties - Diana Shipping Services S.A., or DSS (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended				7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2019	May 24, 2021	Jun. 30, 2022	Nov. 29, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 411,000					$ 74,000
Due to related parties			$ 210,000				$ 59,000	$ 59,000		$ 59,000
OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 377,671	$ 378,000			$ 683,121	$ 7,330,000	$ 756,000	$ 728,300
Due to related parties					22,930						115,280
Diana Shipping Services S.A., or DSS | OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Insurance service				$ 500
Related Party Transaction, Expenses from Transactions with Related Party	$ 174,300	$ 300,300					$ 9,337				756,000
Voyage Expenses	$ 63,721	$ 94,672									186,223
Due to related parties					22,930						$ 115,280
Diana Shipping Services S.A., or DSS | OceanPal Inc. Predecessors | Management fees to related party
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					302,187	378,000
Diana Shipping Services S.A., or DSS | OceanPal Inc. Predecessors | Voyage expenses
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 94,672	$ 93,343